Stock-based Compensation - Schedule of Restricted Stock Awards and Restricted Stock Units (Detail) - 6 months ended Jun. 30, 2015 - Successor [Member] - Restricted Stock And Restricted Stock Units [Member] - $ / shares shares in Millions
Total
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Outstanding at January 1, 2015 (in shares)	0.0
Granted (in shares)	1.7
Vested (in shares)	0.0
Forfeited (in shares)	0.0
Outstanding at June 30, 2015 (in shares)	1.7
Outstanding at January 1, 2015 (usd per share)	$ 0
Granted (usd per share)	32.33
Vested (usd per share)	0
Forfeited (usd per share)	0
Outstanding at June 30, 2015 (usd per share)	$ 32.33